UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06414

Name of Fund: BlackRock MuniYield Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer (principal executive officer), BlackRock MuniYield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 - 07/31/2007

Item 1 - Schedule of Investments

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                       Face
State                Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 3.4%      $ 4,540  Birmingham, Alabama, Special Care Facilities Financing Authority,
                             Revenue Refunding Bonds (Ascension Health Credit), Series C-2, 5% due 11/15/2036            $    4,560
                      3,300  Birmingham, Alabama, Special Care Facilities Financing Authority,
                             Revenue Refunding Bonds (Ascension Health Credit), Series C-2, 5% due 11/15/2039                 3,309
                      5,250  Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 5.50% due
                             1/01/2022                                                                                        5,618
                      2,200  Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential Care
                             Facility Revenue Bonds (Capstone Village, Inc. Project), Series A, 5.625% due 8/01/2025          2,169
                      6,425  Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential Care
                             Facility Revenue Bonds (Capstone Village, Inc. Project), Series A, 5.875% due 8/01/2036          6,452
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 9.0%        5,825  Arizona State Transportation Board, Highway Revenue Bonds, Sub-Series A, 5% due 7/01/2021        6,091
                      7,030  Arizona State Transportation Board, Highway Revenue Bonds, Sub-Series A, 5% due 7/01/2022        7,351
                      5,240  Arizona State Transportation Board, Highway Revenue Bonds, Sub-Series A, 5% due 7/01/2023        5,464
                      3,300  Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                             Project 1), Series A, 6.75% due 7/01/2029                                                        3,270
                      5,000  Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (CRS Pine Ridge
                             Housing Corporation), Series A-1, 6% due 10/20/2031 (e)(h)                                       5,256
                      5,000  Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (CRS Pine Ridge
                             Housing Corporation), Series A-1, 6.05% due 10/20/2036 (e)(h)                                    5,212
                      3,000  Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West Airlines
                             Inc. Project), AMT, 6.25% due 6/01/2019                                                          3,052
                      5,090  Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West Airlines
                             Inc. Project), AMT, 6.30% due 4/01/2023                                                          5,142
                      1,610  Phoenix, Arizona, IDA, M/F Housing Revenue Bonds (Summit Apartments LLC Project), 6.25%
                             due 7/20/2022 (h)                                                                                1,709
                      1,425  Phoenix, Arizona, IDA, M/F Housing Revenue Bonds (Summit Apartments LLC Project), 6.45%
                             due 7/20/2032 (h)                                                                                1,521
                      1,305  Phoenix, Arizona, IDA, M/F Housing Revenue Bonds (Summit Apartments LLC Project), 6.55%
                             due 7/20/2037 (h)                                                                                1,398
                        570  Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter Schools
                             Project II), Series A, 6.75% due 7/01/2011 (j)                                                     627
                        810  Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter Schools
                             Project II), Series A, 6.75% due 7/01/2031                                                         851

Portfolio Abbreviations

To simplify the listings of BlackRock MuniYield Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT         Alternative Minimum Tax (subject to)
COP         Certificates of Participation
EDA         Economic Development Authority
EDR         Economic Development Revenue Bonds
GO          General Obligation Bonds
HFA         Housing Finance Agency
IDA         Industrial Development Authority
IDB         Industrial Development Board
IDR         Industrial Development Revenue Bonds
M/F         Multi-Family
PCR         Pollution Control Revenue Bonds
PILOT       Payment in Lieu of Taxes
S/F         Single-Family
VRDN        Variable Rate Demand Notes

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                       Face
State                Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                    $ 3,000  Vistancia Community Facilities District, Arizona, GO, 5.50% due 7/15/2020                   $    3,174
                      2,125  Vistancia Community Facilities District, Arizona, GO, 5.75% due 7/15/2024                        2,270
                      5,900  Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds (Yavapai Regional Medical
                             Center), Series A, 6% due 8/01/2033                                                              6,243
-----------------------------------------------------------------------------------------------------------------------------------
Arkansas - 0.7%       2,000  University of Arkansas, University Construction Revenue Bonds (UAMS Campus), Series B,
                             5% due 11/01/2020 (i)                                                                            2,095
                      1,600  University of Arkansas, University Construction Revenue Bonds (UAMS Campus), Series B,
                             5% due 11/01/2027 (i)                                                                            1,658
                      1,000  University of Arkansas, University Revenue Refunding Bonds (UAMS Campus), Series A, 5%
                             due 11/01/2014 (i)                                                                               1,066
-----------------------------------------------------------------------------------------------------------------------------------
California - 14.4%    8,760  California State, GO, 5% due 2/01/2014 (j)                                                       9,350
                      9,990  California State, GO, 5% due 4/01/2014 (a)(j)                                                   10,678
                         10  California State, GO, 5% due 4/01/2031 (a)                                                          10
                     11,335  California State, GO, Refunding, 5% due 6/01/2032                                               11,677
                      2,000  California State Public Works Board, Lease Revenue Bonds (Department of Corrections),
                             Series C, 5% due 6/01/2025                                                                       2,051
                      4,500  California State Public Works Board, Lease Revenue Bonds (Department of Mental Health -
                             Coalinga State Hospital), Series A, 5.125% due 6/01/2029                                         4,637
                      6,800  California State, Various Purpose, GO, 5.25% due 11/01/2025                                      7,154
                      5,550  California State, Various Purpose, GO, 5.50% due 11/01/2033                                      5,933
                      5,500  Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue
                             Bonds, Series A-3, 7.875% due 6/01/2013 (j)                                                      6,618
                      7,500  Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue
                             Bonds, Series A-4, 7.80% due 6/01/2013 (j)                                                       8,998
                      5,965  Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue
                             Refunding Bonds, Senior Series A-1, 5.125% due 6/01/2047                                         5,559
                      7,570  Los Angeles, California, Unified School District, GO, Series A, 5% due 7/01/2013 (g)(j)          8,051
                      5,145  Santa Clara, California, Subordinated Electric Revenue Bonds, Series A, 5% due 7/01/2022
                             (i)                                                                                              5,331
                      7,465  University of California Revenue Bonds (Multiple Purpose Projects), Series Q, 5% due
                             9/01/2021 (g)                                                                                    7,781
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 4.5%       3,245  Colorado Educational and Cultural Facilities Authority, Revenue Refunding Bonds
                             (University of Denver Project), Series B, 5.25% due 3/01/2016 (d)(j)                             3,527
                        280  Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Series D-2, 6.90% due 4/01/2029          289
                      8,000  Denver, Colorado, City and County Airport Revenue Bonds, AMT, Series D, 7.75% due
                             11/15/2013 (a)                                                                                   8,863
                      1,615  Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee), Series
                             A, 7.10% due 9/01/2014                                                                           1,707
                      5,065  Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee), Series
                             A, 7.35% due 9/01/2031                                                                           5,314
                      6,850  Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds (Public
                             Improvement Fees), 8% due 12/01/2025                                                             7,493
                      1,885  Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds (Public
                             Improvement Fees), 8.125% due 12/01/2025                                                         1,891
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 0.1%      350  Connecticut State Development Authority, IDR (AFCO Cargo BDL-LLC Project), AMT, 7.35%
                             due 4/01/2010                                                                                      362
-----------------------------------------------------------------------------------------------------------------------------------
Delaware - 0.3%       2,000  New Castle County, Delaware, PCR (General Motors Corporation Project), VRDN, 7% due
                             10/01/2008 (n)                                                                                   2,000
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 6.7%        4,240  Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist
                             Health System), Series C, 5.25% due 11/15/2036                                                   4,286
                     11,500  Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum
                             Company), AMT, Series A, 7.125% due 4/01/2030                                                   12,247

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                       Face
State                Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                    $ 5,000  Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum
                             Company), AMT, Series B, 7.125% due 4/01/2030                                               $    5,325
                      2,870  Hillsborough County, Florida, IDA, Hospital Revenue Bonds (Tampa General Hospital
                             Project), 5% due 10/01/2036                                                                      2,809
                      4,705  Lee County, Florida, Revenue Bonds, 5% due 10/01/2022 (a)                                        4,888
                      5,450  Midtown Miami, Florida, Community Development District, Special Assessment Revenue Bonds,
                             Series B, 6.50% due 5/01/2037                                                                    5,623
                      1,100  Orange County, Florida, Health Facilities Authority, Health Care Revenue Refunding Bonds
                             (Orlando Lutheran Towers), 5.375% due 7/01/2020                                                  1,086
                      2,500  Orlando, Florida, Greater Orlando Aviation Authority, Airport Facilities Revenue Bonds
                             (JetBlue Airways Corp.), AMT, 6.50% due 11/15/2036                                               2,606
                      4,620  Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25% due 7/01/2028                     4,637
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 1.5%        4,600  Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90% due 12/01/2024          5,024
                      2,285  Brunswick and Glynn County, Georgia, Development Authority, First Mortgage Revenue Bonds
                             (Coastal Community Retirement Corporation Project), Series A, 7.125% due 1/01/2025               1,810
                      3,595  Brunswick and Glynn County, Georgia, Development Authority, First Mortgage Revenue Bonds
                             (Coastal Community Retirement Corporation Project), Series A, 7.25% due 1/01/2035                2,837
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 1.6%            110  Idaho Housing Agency, S/F Mortgage Revenue Refunding Bonds, AMT, Senior Series C-2,
                             7.15% due 7/01/2023                                                                                113
                     10,000  Power County, Idaho, Industrial Development Corporation, Solid Waste Disposal Revenue
                             Bonds (FMC Corporation Project), AMT, 6.45% due 8/01/2032                                       10,500
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 3.7%       1,000  Bolingbrook, Illinois, Special Services Area Number 1, Special Tax Bonds (Forest City
                             Project), 5.90% due 9/01/2008 (m)                                                                1,030
                     13,200  Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                             Series B-2, 6% due 1/01/2029 (p)                                                                14,532
                      1,750  Illinois State Finance Authority Revenue Bonds (Friendship Village of Schaumburg),
                             Series A, 5.625% due 2/15/2037                                                                   1,772
                      2,155  Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place Project),
                             Series A, 6% due 5/15/2037                                                                       2,257
                      4,000  Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Bonds
                             (McCormick Place Expansion), Series A, 5.50% due 6/15/2023 (i)                                   4,252
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 1.1%        2,850  Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series A, 5% due
                             1/01/2029 (d)                                                                                    2,946
                      4,300  Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5% due
                             6/01/2013 (g)(j)                                                                                 4,549
-----------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.2%         1,250  Lenexa, Kansas, Health Care Facility Revenue Bonds (Lakeview Village Inc.), Series C,
                             6.875% due 5/15/2012 (j)                                                                         1,415
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky - 0.5%       2,350  Kentucky Economic Development Finance Authority, Health System Revenue Refunding Bonds
                             (Norton Healthcare, Inc.), Series A, 6.625% due 10/01/2010 (j)                                   2,561
                        650  Kentucky Economic Development Finance Authority, Health System Revenue Refunding Bonds
                             (Norton Healthcare, Inc.), Series A, 6.625% due 10/01/2028                                         697
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 5.7%      6,750  Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan Missionaries of
                             Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036                                     6,838
                      1,000  Louisiana Public Facilities Authority, Revenue Refunding Bonds (Pennington Medical
                             Foundation Project), 5% due 7/01/2031                                                              999
                     10,000  Louisiana State Citizens Property Insurance Corporation, Assessment Revenue Bonds,
                             Series B, 5% due 6/01/2020 (a)                                                                  10,465
                     19,000  Port New Orleans, Louisiana, IDR, Refunding (Continental Grain Company Project), 6.50%
                             due 1/01/2017                                                                                   19,208
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 4.5%       5,615  Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A, 5.25% due
                             9/01/2039 (p)                                                                                    5,913
                      1,920  Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Sub-Series B, 5.875% due
                             9/01/2039                                                                                        2,007

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                       Face
State                Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                    $ 3,150  Baltimore, Maryland, Wastewater Project Revenue Bonds, Series D, 5% due 7/01/2037 (a)       $    3,285
                      2,580  Maryland State Community Development Administration, Department of Housing and Community
                             Development, Residential Revenue Refunding Bonds, AMT, Series A, 4.65% due 9/01/2032             2,433
                      3,000  Maryland State Energy Financing Administration, Limited Obligation Revenue Bonds
                             (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                                         3,008
                      6,375  Maryland State Health and Higher Educational Facilities Authority, Revenue Refunding
                             Bonds (Peninsula Regional Medical Center), 5% due 7/01/2036                                      6,375
                      4,000  Maryland State Health and Higher Educational Facilities Authority, Revenue Refunding
                             Bonds (University of Maryland Medical System), 6% due 7/01/2032                                  4,217
                        500  Maryland State Industrial Development Financing Authority, EDR (Our Lady of Good Counsel
                             School), Series A, 6% due 5/01/2035                                                                530
                      1,500  Prince Georges County, Maryland, Special Obligation Bonds (National Harbor Project),
                             5.20% due 7/01/2034                                                                              1,483
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts -       1,410  Massachusetts State College Building Authority, Project Revenue Bonds, Series A, 5% due
2.8%                         5/01/2031 (a)                                                                                    1,468
                      3,500  Massachusetts State Development Finance Agency, Human Service Provider Revenue Bonds
                             (Seven Hills Foundation & Affiliates), 5% due 9/01/2035 (k)                                      3,484
                      2,750  Massachusetts State Development Finance Agency, Revenue Refunding Bonds (Western New
                             England College), Series A, 5% due 9/01/2033 (b)                                                 2,833
                     10,000  Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25% due 1/01/2014
                             (d)(j)                                                                                          10,736
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 1.5%       6,060  Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds (Mount
                             Clemens General Hospital), Series B, 5.875% due 11/15/2034                                       6,286
                      1,000  Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health
                             System), Series A, 5.25% due 11/15/2032                                                          1,022
                      2,500  Michigan State Strategic Fund, PCR, Refunding (General Motors Corp.), 6.20% due 9/01/2020        2,505
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 1.3%        420  Eden Prairie, Minnesota, M/F Housing Revenue Bonds (Rolling Hills Project), Series A,
                             6% due 8/20/2021 (h)                                                                               455
                      2,000  Eden Prairie, Minnesota, M/F Housing Revenue Bonds (Rolling Hills Project), Series A,
                             6.20% due 2/20/2043 (h)                                                                          2,157
                        935  Minneapolis, Minnesota, M/F Housing Revenue Bonds (Gaar Scott Loft Project), AMT, 5.95%
                             due 5/01/2030                                                                                      961
                      4,500  Minnesota State Municipal Power Agency, Electric Revenue Bonds, 5% due 10/01/2030                4,606
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi - 0.9%    6,405  Mississippi Business Finance Corporation Revenue Bonds (Northrop Grumman Ship System),
                             4.55% due 12/01/2028                                                                             5,977
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 3.7%       2,690  Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds (Gravois Bluffs),
                             7% due 10/01/2011 (j)                                                                            3,034
                      5,000  Missouri State Highways and Transportation Commission, First Lien State Road Revenue
                             Bonds, Series A, 5% due 5/01/2020                                                                5,298
                     15,000  Missouri State Highways and Transportation Commission, First Lien State Road Revenue
                             Bonds, Series A, 5% due 5/01/2021                                                               15,859
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.3%         865  Lincoln, Nebraska, Sanitation and Sewer Revenue Bonds, 4.25% due 6/15/2024                         843
                        905  Lincoln, Nebraska, Sanitation and Sewer Revenue Bonds, 4.25% due 6/15/2025                         876
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire -       3,425  New Hampshire Health and Education Facilities Authority, Revenue Refunding Bonds (Elliot
0.5%                         Hospital), Series B, 5.60% due 10/01/2022                                                        3,580
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey -         11,435  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                                11,874
16.8%                   710  New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A, 5.75% due
                             1/01/2025                                                                                          721
                        230  New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A, 5.875% due
                             1/01/2037                                                                                          234

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                       Face
State                Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                    $ 3,000  New Jersey EDA, First Mortgage Revenue Bonds (The Presbyterian Home), Series A, 6.375%
                             due 11/01/2031                                                                              $    3,147
                     20,000  New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5% due 7/01/2029 (i)           20,696
                      4,400  New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc. Facility),
                             Series A, 7.25% due 11/15/2011 (j)                                                               4,995
                      8,825  New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.25% due
                             3/01/2023                                                                                        9,380
                      3,905  New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT,
                             6.25% due 9/15/2019                                                                              4,017
                     14,000  New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT,
                             6.25% due 9/15/2029                                                                             14,401
                      1,335  New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack Valley
                             Hospital Association), 6% due 7/01/2013                                                          1,069
                      1,835  New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack Valley
                             Hospital Association), 6.625% due 7/01/2036                                                      1,468
                      3,975  New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                             Bonds, Series A, 5.50% due 12/15/2021                                                            4,423
                      6,600  New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                             Bonds, Series A, 5.50% due 12/15/2022                                                            7,350
                     13,110  New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                             Bonds, Series C, 5.05% due 12/15/2035 (a)(m)                                                     3,394
                      5,425  New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                             Bonds, Series D, 5% due 6/15/2019 (g)                                                            5,711
                      9,410  New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                             Bonds, Series D, 5% due 6/15/2020                                                                9,814
                      7,000  New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                             Bonds, Series D, 5% due 6/15/2020 (g)                                                            7,348
-----------------------------------------------------------------------------------------------------------------------------------
New York - 13.9%      2,200  Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Saint Francis
                             Hospital), Series A, 7.50% due 3/01/2029                                                         2,410
                      2,400  Erie County, New York, IDA, Revenue Bonds (Orchard Park CCRC, Inc. Project), Series A, 6%
                             due 11/15/2026                                                                                   2,518
                     11,000  Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
                             Series F, 5% due 11/15/2035                                                                     11,307
                      2,000  New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project),
                             5% due 1/01/2022 (a)                                                                             2,114
                      2,175  New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project),
                             5% due 1/01/2023 (a)                                                                             2,294
                      1,250  New York City, New York, City IDA, Special Facility Revenue Bonds (British Airways Plc
                             Project), AMT, 7.625% due 12/01/2032                                                             1,367
                     10,000  New York City, New York, GO, Series M, 5% due 4/01/2021                                         10,419
                      2,500  New York City, New York, GO, Series O, 5% due 6/01/2033                                          2,577
                      6,500  New York Liberty Development Corporation, Revenue Bonds (Goldman Sachs Headquarters),
                             5.25% due 10/01/2035                                                                             6,897
                      3,145  New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds
                             (Mount Sinai Health), Series A, 6.75% due 7/01/2010 (j)                                          3,431
                      1,855  New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds
                             (Mount Sinai-NYU Medical Center Health System), Series A, 6.75% due 7/01/2020                    1,982

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                       Face
State                Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                    $ 5,000  New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (Education),
                             Series F, 5% due 3/15/2035                                                                  $    5,166
                      8,360  New York State Dormitory Authority, Supported Debt Revenue Refunding Bonds (Department
                             of Health), Series A, 5% due 7/01/2023 (c)                                                       8,709
                      2,500  Suffolk County, New York, IDA, IDR, Refunding (Nissequogue Cogeneration Partners
                             Facility), AMT, 5.50% due 1/01/2023                                                              2,426
                      9,400  Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1, 5.50%
                             due 6/01/2021                                                                                   10,021
                     10,000  Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds, 5.25% due
                             11/15/2030                                                                                      10,496
                      3,450  Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue Bonds
                             (Kendal on Hudson Project), Series A, 6.375% due 1/01/2024                                       3,627
                      2,895  Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue Bonds
                             (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                                        3,038
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina -      4,750  North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series D,
1.8%                         6.75% due 1/01/2026                                                                              5,042
                        150  North Carolina HFA, Home Ownership Revenue Bonds, AMT, Series 8-A, 6.20% due 7/01/2016             153
                        675  North Carolina, HFA, S/F Revenue Bonds, Series II, 6.20% due 3/01/2016 (e)                         697
                      1,000  North Carolina Medical Care Commission, Health Care Facilities, First Mortgage Revenue
                             Bonds (Arbor Acres Community Project), 6.375% due 3/01/2012 (j)                                  1,098
                      5,000  North Carolina Medical Care Commission, Health Care Facilities, First Mortgage Revenue
                             Bonds (Presbyterian Homes Project), 5.40% due 10/01/2027                                         5,027
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 3.1%           3,000  Cincinnati, Ohio, City School District, GO (Classroom Construction and Improvement),
                             Refunding, 5.25% due 12/01/2020 (d)                                                              3,312
                      5,065  Hamilton County, Ohio, Sewer System Improvement Revenue Bonds (The Metropolitan Sewer
                             District of Greater Cincinnati), Series B, 5% due 12/01/2028 (i)                                 5,268
                      2,175  Lucas County, Ohio, Health Care Facility Revenue Refunding and Improvement Bonds (Sunset
                             Retirement Communities), Series A, 6.625% due 8/15/2030                                          2,300
                      5,000  Mason, Ohio, City School District, GO (School Improvement), 5% due 6/01/2014 (g)(j)              5,327
                        970  Port of Greater Cincinnati Development Authority, Ohio, Special Assessment Revenue Bonds
                             (Cooperative Public Parking Infrastructure Project), 6.30% due 2/15/2024                         1,033
                        750  Toledo-Lucas County, Ohio, Port Authority Revenue Bonds (Saint Mary Woods Project),
                             Series A, 6% due 5/15/2024                                                                         755
                      2,250  Toledo-Lucas County, Ohio, Port Authority Revenue Bonds (Saint Mary Woods Project),
                             Series A, 6% due 5/15/2034                                                                       2,250
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 0.8%       5,210  Oklahoma State Development Finance Authority, Revenue Refunding Bonds (Saint John Health
                             System), 5% due 2/15/2042                                                                        5,210
-----------------------------------------------------------------------------------------------------------------------------------
Oregon - 1.4%         4,405  Oregon State Department of Administrative Services, COP, Series A, 6% due 5/01/2010
                             (a)(j)                                                                                           4,697
                      2,720  Oregon State, GO, Refunding (Veterans Welfare), Series 80A, 5.70% due 10/01/2032                 2,736
                      1,830  Portland, Oregon, Housing Authority, Housing Revenue Bonds (Pine Square and University
                             Place), Series A, 5.875% due 1/01/2022                                                           1,853
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania -        5,270  Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds
4.8%                         (National Gypsum Company), AMT, Series A, 6.25% due 11/01/2027                                   5,475
                      2,450  Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 97A, 4.60% due
                             10/01/2027                                                                                       2,321
                     16,270  Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue
                             Refunding Bonds (Allegheny Delaware Valley Obligation), Series C, 5.875% due 11/15/2016
                             (i)                                                                                             16,617

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                       Face
State                Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                    $ 1,265  Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75% due
                             12/01/2017                                                                                  $    1,268
                      5,000  Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie Healthcare
                             System), Series B, 7.125% due 12/01/2011 (j)                                                     5,951
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island -        4,240  Central Falls, Rhode Island,  Detention Facility Corporation, Detention Facility, Revenue
1.1%                         Refunding Bonds, 7.25% due 7/15/2035                                                             4,695
                      1,225  Woonsocket, Rhode Island, GO, 6% due 10/01/2017 (d)                                              1,313
                      1,195  Woonsocket, Rhode Island, GO, 6% due 10/01/2018 (d)                                              1,277
-----------------------------------------------------------------------------------------------------------------------------------
South Dakota -        5,210  South Dakota State Health and Educational Facilities Authority Revenue Bonds (Sanford
0.8%                         Health), 5% due 11/01/2040                                                                       5,216
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 3.9%      4,065  Hardeman County, Tennessee, Correctional Facilities Corporation Revenue Bonds, 7.75%
                             due 8/01/2017                                                                                    4,150
                     10,000  McMinn County, Tennessee, IDB, Solid Waste Revenue Bonds (Recycling Facility-Calhoun
                             Newsprint), AMT, 7.40% due 12/01/2022                                                           10,128
                     11,250  Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                             Revenue Refunding Bonds (Saint Jude Children's Research Hospital), 5% due 7/01/2031             11,330
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 16.4%        16,000  Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Refunding Bonds
                             (American Airlines Inc. Project), AMT, 5.75% due 12/01/2029                                     15,732
                     10,000  Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), First Tier,
                             Series A, 6.70% due 1/01/2011 (j)                                                               10,898
                      1,300  Bexar County, Texas, Housing Finance Corporation, M/F Housing Revenue Bonds (Water at
                             Northern Hills Apartments), Series A, 5.80% due 8/01/2021 (i)                                    1,321
                      2,460  Bexar County, Texas, Housing Finance Corporation, M/F Housing Revenue Bonds (Water at
                             Northern Hills Apartments), Series A, 6% due 8/01/2031 (i)                                       2,503
                      1,000  Bexar County, Texas, Housing Finance Corporation, M/F Housing Revenue Bonds (Water at
                             Northern Hills Apartments), Series A, 6.05% due 8/01/2036 (i)                                    1,018
                      3,755  Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc. Project),
                             Series B, 7.75% due 12/01/2018                                                                   3,918
                      2,000  Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds
                             (Good Shepherd Medical Center Project), 6.375% due 10/01/2010 (j)(k)                             2,166
                      3,000  Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds
                             (Good Shepherd Medical Center Project), 6.875% due 10/01/2010 (j)(k)                             3,293
                      5,000  Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal Facility Revenue
                             Bonds (E. I. du Pont de Nemours and Company Project), AMT, 6.40% due 4/01/2026                   5,056
                      3,900  Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue Bonds (Citgo Petroleum Corporation
                             Project), AMT, 7.50% due 5/01/2025                                                               4,293
                      3,500  Houston, Texas, Airport System, Special Facilities Revenue Bonds (Continental Airlines),
                             AMT, Series E, 7.375% due 7/01/2022                                                              3,797
                      3,000  Houston, Texas, Airport System, Special Facilities Revenue Bonds (Continental Airlines),
                             AMT, Series E, 7% due 7/01/2029                                                                  3,213
                      1,600  Houston, Texas, Industrial Development Corporation Revenue Bonds (Air Cargo), AMT, 6.375%
                             due 1/01/2023                                                                                    1,689
                      4,830  Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor), AMT, 6.375%
                             due 4/01/2027                                                                                    4,933
                      3,330  Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor), AMT, 6.95%
                             due 4/01/2030                                                                                    3,532
                      7,030  Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds (Reliant
                             Energy Inc.), Series C, 8% due 5/01/2029                                                         7,309

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                       Face
State                Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                    $ 3,900  Port Corpus Christi, Texas, Individual Development Corporation, Environmental Facilities
                             Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25% due 11/01/2031              $    3,987
                      6,955  SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds,
                             5.50% due 8/01/2023                                                                              7,414
                      6,365  SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds,
                             5.50% due 8/01/2025                                                                              6,803
                      6,500  Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier,
                             Series A, 5.50% due 8/15/2039 (a)                                                                6,877
                      7,020  Tyler, Texas, Waterworks and Sewer Revenue Bonds, 5.70% due 9/01/2010 (d)(j)                     7,401
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 1.8%       1,500  James City County, Virginia, EDA, Residential Care Facility, First Mortgage Revenue
                             Refunding Bonds (Williamsburg Landing, Inc.), Series A, 5.35% due 9/01/2026                      1,507
                      2,000  James City County, Virginia, EDA, Residential Care Facility, First Mortgage Revenue
                             Refunding Bonds (Williamsburg Landing, Inc.), Series A, 5.50% due 9/01/2034                      2,016
                     24,800  Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior-Series B,
                             6.67% due 8/15/2008 (j)(m)                                                                       7,171
                      1,000  Winchester, Virginia, IDA, Residential Care Facilities, Revenue Bonds
                             (Westminster-Canterbury), Series A, 5.20% due 1/01/2027                                            986
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 0.4%       945  Vancouver, Washington, Housing Authority, Housing Revenue Bonds (Teal Pointe Apartments
                             Project), AMT, 6% due 9/01/2022                                                                    963
                      1,250  Vancouver, Washington, Housing Authority, Housing Revenue Bonds (Teal Pointe Apartments
                             Project), AMT, 6.20% due 9/01/2032                                                               1,276
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 1.9%        690  Milwaukee, Wisconsin, Revenue Bonds (Air Cargo), AMT, 6.50% due 1/01/2025                          732
                      1,000  Wisconsin Health and Educational Facilities Authority, Revenue Refunding Bonds
                             (Eastcastle Place Inc. Project), 6% due 12/01/2024                                               1,022
                      1,800  Wisconsin Health and Educational Facilities Authority, Revenue Refunding Bonds
                             (Eastcastle Place Inc. Project), 6.125% due 12/01/2034                                           1,834
                        700  Wisconsin State, GO, AMT, Series B, 6.20% due 11/01/2026 (i)                                       707
                      7,925  Wisconsin State Health and Educational Facilities Authority, Revenue Refunding Bonds
                             (Franciscan Sisters Healthcare), 5% due 9/01/2026                                                7,876
-----------------------------------------------------------------------------------------------------------------------------------
Wyoming - 0.8%        5,315  Wyoming Community Development Authority, Housing Revenue Bonds, AMT, Series 3, 4.75% due
                             12/01/2037                                                                                       5,037
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico -         7,755  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
3.6%                         Refunding Bonds, Series N, 5.25% due 7/01/2034 (b)                                               8,567
                      7,100  Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series UU, 5% due
                             7/01/2023 (g)                                                                                    7,533
                     55,160  Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding Bonds, Series
                             A, 5.06% due 8/01/2047 (a)(m)                                                                    7,636
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin           6,250  Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds (Hovensa
Islands - 1.0%               Refinery), AMT, 6.125% due 7/01/2022                                                             6,745
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Municipal Bonds  (Cost - $899,852) - 143.2%                                              935,476
-----------------------------------------------------------------------------------------------------------------------------------
                             Municipal Bonds Held in Trust (o)
-----------------------------------------------------------------------------------------------------------------------------------
New York - 3.3%      10,000  New York City, New York, GO, Refunding, Series A, 6.375% due 5/15/2014 (d)                      10,732
                     10,000  New York City, New York, GO, Refunding, Series A, 6.375% due 5/15/2015 (d)                      10,732
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina -      7,795  Charleston Educational Excellence Financing Corporation, South Carolina, Revenue Bonds
2.8%                         (Charleston County
                             School District), 5.25% due 12/01/2028 (b)                                                       8,241
                      6,920  Charleston Educational Excellence Financing Corporation, South Carolina, Revenue Bonds
                             (Charleston County School District), 5.25% due 12/01/2029 (b)
                                                                                                                              7,307

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                       Face
State                Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                    $ 2,510  Charleston Educational Excellence Financing Corporation, South Carolina, Revenue Bonds
                             (Charleston County School District), 5.25% due 12/01/2030 (b)                               $    2,648
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico -        30,000  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
5.7%                         Bonds, Series B, 5.875% due 7/01/2035 (i)                                                       32,023
                      5,000  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH, 5.75% due 7/01/2010
                             (g)(j)                                                                                           5,314
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Municipal Bonds Held in Trust (Cost - $75,321) - 11.8%                                    76,997
-----------------------------------------------------------------------------------------------------------------------------------
                     Shares
                       Held  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                     11,700  Merrill Lynch Institutional Tax-Exempt Fund, 3.47% (f)(l)                                       11,700
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Short-Term Securities  (Cost - $11,700) - 1.8%                                            11,700
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Investments  (Cost - $986,873*) - 156.8%                                               1,024,173
                             Other Assets Less Liabilities - 1.4%                                                             8,704
                             Liability for Trust Certificates, Including Interest Expense Payable - (5.6%)                  (36,300)
                             Preferred Stock, at Redemption Value - (52.6%)                                                (343,390)
                                                                                                                         ----------
                             Net Assets Applicable to Common Stock - 100.0%                                              $  653,187
                                                                                                                         ==========

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 952,225
                                                                      =========
      Gross unrealized appreciation                                   $  42,290
      Gross unrealized depreciation                                      (6,455)
                                                                      ---------
      Net unrealized appreciation                                     $  35,835
                                                                      =========

(a)   AMBAC Insured.
(b)   Assured Guaranty Insured.
(c)   CIFG Insured.
(d)   FGIC Insured.
(e)   FHA Insured.
(f)   Represents the current yield as of July 31, 2007.
(g)   FSA Insured.
(h)   GNMA Collateralized.
(i)   MBIA Insured.
(j)   Prerefunded.
(k)   Radian Insured.
(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------
                                                          Net          Dividend
      Affiliate                                        Activity         Income
      -------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund       4,776            $198
      -------------------------------------------------------------------------

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

(m) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(n) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(o) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(p)   XL Capital Insured.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniYield Fund, Inc.

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniYield Fund, Inc.

Date: September 20, 2007


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniYield Fund, Inc.

Date: September 20, 2007